UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Diversified Market Neutral Fund

	Shares	Value ($)

Long Positions 143.4%
Common Stocks 78.6%
Consumer Discretionary 8.1%
Auto Components 1.9%
Autoliv, Inc. (SDR)	11,000	1,389,011
Valeo SA (a)	6,000	960,146

		2,349,157
Automobiles 0.4%
Bayerische Motoren Werke (BMW) AG	4,000	445,403
Hotels, Restaurants & Leisure 1.1%
TUI AG	80,000	1,418,564
Internet & Catalog Retail 0.3%
Lands' End, Inc.* (a)	10,700	314,687
Media 2.7%
Cablevision Systems Corp. (New York Group) "A" (a)	27,146	665,348
ITV PLC	380,000	1,580,587
Omnicom Group, Inc. (a)	15,839	1,180,481

		3,426,416
Specialty Retail 1.2%
Best Buy Co., Inc. (a)	11,014	382,186
Tiffany & Co.	2,123	198,989
WH Smith PLC	40,000	948,555

		1,529,730
Textiles, Apparel & Luxury Goods 0.5%
adidas AG	8,000	631,723
Consumer Staples 11.8%
Beverages 2.9%
Coca-Cola Enterprises, Inc.	30,000	1,326,900
Dr. Pepper Snapple Group, Inc.	6,461	495,171
PepsiCo, Inc.	10,050	969,122
SABMiller PLC	15,000	801,638

		3,592,831
Food & Staples Retailing 5.2%
Costco Wholesale Corp.	9,025	1,286,875
CVS Health Corp. (b)	15,500	1,586,890
Koninklijke Ahold NV	60,000	1,220,449
Kroger Co. (b)	16,000	1,164,800
Walgreens Boots Alliance, Inc. (b)	15,000	1,287,600

		6,546,614
Food Products 1.4%
Aryzta AG	19,000	1,208,153
Marine Harvest ASA	50,000	579,505

		1,787,658
Household Products 0.6%
Svenska Cellulosa AB SCA "B"	30,000	784,716
Personal Products 0.7%
Herbalife Ltd.*	16,000	832,480
Tobacco 1.0%
Imperial Tobacco Group PLC	25,040	1,288,120
Energy 3.6%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	3,000	193,380
Oil States International, Inc.*	11,500	470,120
Weatherford International PLC*	41,350	571,457

		1,234,957
Oil, Gas & Consumable Fuels 2.6%
CONSOL Energy, Inc. (a)	32,354	900,735
Marathon Petroleum Corp.	3,703	383,113
Oasis Petroleum, Inc.* (a)	78,250	1,328,685
SM Energy Co.	13,200	690,624

		3,303,157
Financials 12.7%
Banks 3.0%
Barclays PLC	280,000	1,156,362
Credit Agricole SA (a)	90,000	1,342,973
Talmer Bancorp., Inc. "A" (b)	66,150	1,051,123
Wells Fargo & Co.	3,776	211,305

		3,761,763
Capital Markets 4.4%
Lazard Ltd. "A" (b)	23,000	1,277,880
Northern Trust Corp.	18,725	1,395,949
NorthStar Asset Management Group, Inc. (b)	63,650	1,392,662
T. Rowe Price Group, Inc. (a) (b)	16,300	1,315,247
Waddell & Reed Financial, Inc. "A" (a)	4,500	215,010

		5,596,748
Consumer Finance 0.9%
Santander Consumer U.S.A. Holdings, Inc.	45,000	1,102,500
Insurance 2.5%
Allstate Corp.	9,241	622,104
Arch Capital Group Ltd.*	3,000	191,670
Everest Re Group Ltd.	4,750	862,172
Maiden Holdings Ltd. (a)	35,000	489,300
Prudential Financial, Inc.	3,762	318,303
The Travelers Companies, Inc.	6,300	637,056

		3,120,605
Real Estate Investment Trusts 0.6%
New York Mortgage Trust, Inc. (REIT) (a)	94,200	746,064
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"*	22,232	850,152
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc. (a)	44,500	797,440
Health Care 10.9%
Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc.* (b)	11,225	1,471,485
BioMarin Pharmaceutical, Inc.*	6,000	753,420
Emergent Biosolutions, Inc.* (a)	16,000	509,760
Medivation, Inc.* (b)	4,800	633,840

		3,368,505
Health Care Equipment & Supplies 3.3%
Boston Scientific Corp.*	76,800	1,403,136
C.R. Bard, Inc.	3,000	510,960
Merit Medical Systems, Inc.*	26,000	534,560
Sonova Holding AG (Registered)	8,000	1,206,150
Stryker Corp.	4,500	432,585

		4,087,391
Health Care Providers & Services 0.8%
Fresenius SE & Co. KGaA	11,000	702,113
Genesis Healthcare, Inc.* (a)	53,000	338,140

		1,040,253
Pharmaceuticals 4.1%
Hikma Pharmaceuticals PLC	40,000	1,271,463
Recordati SpA	70,000	1,469,434
Roche Holding AG (ADR)	27,444	1,055,496
Sanofi	14,000	1,372,996

		5,169,389
Industrials 7.3%
Aerospace & Defense 1.9%
Safran SA	23,000	1,628,812
Triumph Group, Inc. (a)	12,000	800,280

		2,429,092
Airlines 0.6%
easyJet PLC	30,000	738,871
Commercial Services & Supplies 0.5%
Stericycle, Inc.* (a)	4,700	645,310
Industrial Conglomerates 0.4%
Danaher Corp.	4,921	424,781
Machinery 0.9%
Blount International, Inc.* (a)	27,000	312,390
Duerr AG	8,000	820,965

		1,133,355
Marine 0.3%
Matson, Inc.	10,500	422,940
Professional Services 1.7%
Teleperformance	20,000	1,476,438
Towers Watson & Co. "A"	2,686	370,534
Verisk Analytics, Inc. "A"*	3,783	274,570

		2,121,542
Road & Rail 1.0%
CSX Corp.	7,958	271,208
Norfolk Southern Corp. (a)	3,415	314,180
Union Pacific Corp.	6,624	668,428

		1,253,816
Information Technology 13.4%
Communications Equipment 2.2%
Alcatel-Lucent*	360,000	1,441,313
ARRIS Group, Inc.*	35,000	1,155,350
QUALCOMM, Inc.	2,487	173,294

		2,769,957
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	9,400	196,648
DTS, Inc.* (a)	9,250	293,503
Ingenico Group (a)	9,000	1,120,916

		1,611,067
Internet Software & Services 2.2%
eBay, Inc.* (b)	26,400	1,619,904
United Internet AG (Registered)	25,000	1,167,827

		2,787,731
IT Services 1.4%
Atos SE	11,000	849,116
Wirecard AG	22,000	916,651

		1,765,767
Semiconductors & Semiconductor Equipment 5.7%
Cree, Inc.* (a) (b)	27,000	817,560
Dialog Semiconductor PLC*	35,000	1,955,780
First Solar, Inc.* (a)	19,000	944,490
Lam Research Corp. (a) (b)	17,750	1,459,937
Teradyne, Inc.	27,350	578,453
Xilinx, Inc.	30,450	1,443,939

		7,200,159
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	5,350	696,998
Materials 3.1%
Chemicals 0.6%
K+S AG (Registered)	22,500	737,958
Construction Materials 1.0%
HeidelbergCement AG	15,000	1,217,920
Metals & Mining 1.2%
Steel Dynamics, Inc.	57,950	1,263,889
United States Steel Corp. (a)	10,000	244,000

		1,507,889
Paper & Forest Products 0.3%
Boise Cascade Co.*	11,500	407,560
Telecommunication Services 2.2%
Diversified Telecommunication Services 0.7%
Iliad SA	2,000	454,520
Verizon Communications, Inc.	9,468	461,849

		916,369
Wireless Telecommunication Services 1.5%
Freenet AG	55,000	1,811,320
Utilities 5.5%
Electric Utilities 3.4%
Enel SpA	340,000	1,649,130
Iberdrola SA	204,166	1,412,331
Red Electrica Corp. SA	15,000	1,266,520

		4,327,981
Multi-Utilities 2.1%
CMS Energy Corp. (a)	11,650	397,731
GDF Suez	40,000	809,663
Wisconsin Energy Corp. (a)	28,758	1,388,436

		2,595,830

Total Common Stocks (Cost $93,424,375)		98,651,236
Preferred Stock 0.9%
Consumer Staples
Household Products 0.9%
Henkel AG & Co. KGaA (Cost $1,144,843)	10,000	1,196,396

	Principal Amount ($)	Value ($)

Corporate Bond 4.0%
Financials
Bank Nederlandse Gemeenten NV, REG S, 0.556% ***, 2/8/2016 (Cost $5,009,052)	5,000,000	5,007,550
Government & Agency Obligations 7.2%
Other Government Related (c) 1.6%
FMS Wertmanagement AoeR, REG S, 0.501% ***, 6/30/2015	2,000,000	2,000,500
Sovereign Bonds 5.6%
Canada Government International Bond, 0.875%, 2/14/2017	2,000,000	2,007,922
Kingdom of Sweden, REG S, 0.375%, 12/22/2015	5,000,000	5,002,410

		7,010,332

Total Government & Agency Obligations (Cost $9,004,959)		9,010,832

	Shares	Value ($)

Short-Term U.S. Treasury Obligations 26.3%
U.S. Treasury Bills:
0.036% **, 7/9/2015 (b)	7,000,000	6,999,965
0.08% **, 9/10/2015 (b)	5,000,000	4,999,790
0.052% **, 7/23/2015 (b)	3,000,000	2,999,958
0.065% **, 8/20/2015 (b)	1,000,000	999,978
0.218% **, 2/4/2016 (b)	3,000,000	2,997,261
0.032% **, 10/15/2015 (b)	9,000,000	8,998,893
0.091% **, 9/17/2015 (b)	5,000,000	4,999,660

Total Short-Term U.S. Treasury Obligations (Cost $32,991,300)		32,995,505
Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $14,293,242)	14,293,242	14,293,242
Cash Equivalents 13.5%
Central Cash Management Fund, 0.09% (d) (Cost $16,890,989)	16,890,989	16,890,989
Closed-End Investment Company 1.5%
BB Biotech AG (Registered) (Cost $1,607,140)	6,000	1,890,176

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $174,365,900) †	143.4	179,935,926
Other Assets and Liabilities, Net	33.8	42,414,155
Securities Sold Short	(77.2)	(96,901,638)

Net Assets	100.0	125,448,443

†
The cost for federal income tax purposes was $175,003,905.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,932,021.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,982,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,050,082.

	Shares	Value ($)

Common Stocks Sold Short 77.2%
Consumer Discretionary 8.7%
Hotels, Restaurants & Leisure 1.9%
Accor SA	26,000	1,429,082
International Game Technology PLC	9,277	167,821
Jamba, Inc.	50,000	765,500

		2,362,403
Household Durables 1.1%
Electrolux AB "B"	46,000	1,404,546
Internet & Catalog Retail 0.4%
Ocado Group PLC	100,000	556,479
Media 4.1%
Axel Springer SE	14,000	764,145
Informa PLC	180,000	1,599,057
Liberty Media Corp. "A"	10,800	413,802
Live Nation Entertainment, Inc.	7,730	221,078
UBM PLC	144,000	1,224,114
Walt Disney Co.	7,864	867,950

		5,090,146
Specialty Retail 0.7%
The Pep Boys- Manny, Moe & Jack	80,000	810,400
Textiles, Apparel & Luxury Goods 0.5%
Tod's SpA	7,000	645,801
Consumer Staples 13.1%
Beverages 1.4%
Coca-Cola Co.	9,950	407,552
Constellation Brands, Inc. "A"	11,300	1,332,157

		1,739,709
Food & Staples Retailing 5.4%
Carrefour SA	25,000	848,849
Jeronimo Martins SGPS SA	50,000	686,844
Metro AG	30,000	1,048,143
Sprouts Farmers Market, Inc.	41,300	1,238,587
Sysco Corp.	26,900	999,604
Wal-Mart Stores, Inc.	13,327	989,796
Whole Foods Market, Inc.	25,000	1,031,000

		6,842,823
Food Products 3.3%
Danone SA	12,000	825,458
Diamond Foods, Inc.	25,000	711,500
Nestle SA (Registered)	19,000	1,472,344
Unilever PLC	25,000	1,101,903

		4,111,205
Household Products 1.0%
Church & Dwight Co., Inc.	10,500	881,685
Procter & Gamble Co.	4,250	333,157

		1,214,842
Personal Products 1.1%
Beiersdorf AG	15,000	1,361,966
Tobacco 0.9%
Altria Group, Inc.	21,709	1,111,501
Energy 4.1%
Energy Equipment & Services 1.4%
Dril-Quip, Inc.	10,242	774,090
Frank's International NV	48,434	959,962

		1,734,052
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp.	17,350	244,809
Koninklijke Vopak NV	26,000	1,295,654
Memorial Resource Development Corp.	3,710	70,156
World Fuel Services Corp.	21,175	1,059,385
WPX Energy, Inc.	57,722	744,037

		3,414,041
Financials 14.3%
Banks 3.6%
Banco Bilbao Vizcaya Argentaria SA	105,000	1,039,300
BNP Paribas SA	17,000	1,026,857
JPMorgan Chase & Co.	3,338	219,574
PNC Financial Services Group, Inc.	13,100	1,253,539
The Bancorp., Inc.	97,400	941,858

		4,481,128
Capital Markets 6.9%
American Capital Ltd.	72,841	1,034,342
Ares Capital Corp.	81,607	1,366,917
Federated Investors, Inc. "B"	37,000	1,287,600
Invesco Ltd.	21,176	843,440
Legg Mason, Inc.	13,058	696,775
LPL Financial Holdings, Inc.	30,000	1,279,200
SEI Investments Co.	18,000	861,120
TD Ameritrade Holding Corp.	35,073	1,302,962

		8,672,356
Diversified Financial Services 0.9%
CBOE Holdings, Inc.	20,500	1,199,660
Insurance 1.6%
CNO Financial Group, Inc.	31,550	567,900
Genworth Financial, Inc. "A"	23,420	185,955
Hartford Financial Services Group, Inc.	4,946	203,330
Loews Corp.	26,500	1,063,180

		2,020,365
Real Estate Investment Trusts 1.3%
American Residential Properties, Inc. (REIT)	51,100	947,905
Physicians Realty Trust (REIT)	40,500	650,430

		1,598,335
Health Care 10.6%
Biotechnology 1.5%
Amgen, Inc.	6,145	960,218
United Therapeutics Corp.	5,125	941,565

		1,901,783
Health Care Equipment & Supplies 4.0%
Essilor International SA	12,600	1,538,778
GN Store Nord AS	44,000	949,380
Hologic, Inc.	11,542	412,857
Straumann Holding AG (Registered)	5,000	1,329,510
The Cooper Companies, Inc.	3,950	717,992

		4,948,517
Health Care Providers & Services 0.6%
Fresenius Medical Care AG & Co. KgaA	8,000	684,416
Health Care Technology 1.8%
Allscripts Healthcare Solutions, Inc.	97,879	1,377,158
athenahealth, Inc.	8,000	932,800

		2,309,958
Life Sciences Tools & Services 1.1%
Illumina, Inc.	6,540	1,347,763
Pharmaceuticals 1.6%
GlaxoSmithKline PLC	53,000	1,176,370
STADA Arzneimittel AG	25,000	870,191

		2,046,561
Industrials 6.1%
Aerospace & Defense 0.5%
United Technologies Corp.	5,800	679,586
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	8,754	540,384
Building Products 1.6%
Advanced Drainage Systems, Inc.	24,500	711,480
Armstrong World Industries, Inc.	9,700	532,724
Quanex Building Products Corp.	40,000	711,600

		1,955,804
Construction & Engineering 0.9%
Hochtief AG	14,200	1,084,043
Machinery 1.2%
IMI PLC	40,000	762,624
Sulzer AG (Registered)	7,000	769,517

		1,532,141
Professional Services 1.0%
Bureau Veritas SA	55,000	1,262,045
Road & Rail 0.5%
Hertz Global Holdings, Inc.	32,850	653,387
Information Technology 10.2%
Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson "B"	80,000	899,151
Semiconductors & Semiconductor Equipment 4.4%
Aixtron SE	55,000	420,258
Analog Devices, Inc.	3,500	237,860
ASML Holding NV	12,000	1,344,511
Intel Corp.	23,233	800,609
STMicroelectronics NV	125,000	1,064,067
STMicroelectronics NV	20,000	171,202
Texas Instruments, Inc.	11,950	668,244
Ultratech, Inc.	40,000	797,600

		5,504,351
Software 4.2%
Autodesk, Inc.	14,042	760,374
Cadence Design Systems, Inc.	10,300	203,837
Fortinet, Inc.	13,406	537,044
Gemalto NV	8,000	701,092
SAP SE	15,000	1,110,916
ServiceNow, Inc.	14,114	1,081,274
Tableau Software, Inc. "A"	7,500	849,075

		5,243,612
Technology Hardware, Storage & Peripherals 0.9%
EMC Corp.	44,900	1,182,666
Materials 2.5%
Chemicals 1.2%
BASF SE	11,000	1,022,764
HB Fuller Co.	6,200	261,082
Senomyx, Inc.	46,901	265,929

		1,549,775
Metals & Mining 1.1%
Allegheny Technologies, Inc.	23,400	760,500
Nucor Corp.	12,360	584,628

		1,345,128
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	9,700	175,473
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
Orange SA	50,000	791,466
TeliaSonera AB	220,000	1,295,921
Verizon Communications, Inc.	9,468	461,849

		2,549,236
Utilities 5.6%
Electric Utilities 1.4%
Eversource Energy	4,010	197,492
Fortum Oyj	75,000	1,431,838
OGE Energy Corp.	5,768	181,692

		1,811,022
Independent Power & Renewable Eletricity Producers 1.8%
AES Corp.	97,663	1,328,217
Drax Group PLC	150,000	910,190

		2,238,407
Multi-Utilities 2.4%
Integrys Energy Group, Inc.	9,237	664,233
National Grid PLC	100,000	1,428,128
RWE AG	40,000	935,937

		3,028,298

Total Common Stocks Sold Short (Proceeds $96,222,806)		96,845,265
Rights Sold Short 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018	52,997	53,787
Safeway PDC LLC, Expiration Date 1/30/2017	52,997	2,586

Total Rights Sold Short (Proceeds $56,373)		56,373

Total Positions Sold Short (Proceeds $96,279,179)		96,901,638

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2015.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $13,847,893, which is 11.0% of net assets.

(b)	All or a portion of these securities are pledged as collateral for short sales.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt

As of May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	6,200,000	USD	6,893,966	6/8/2015	84,027	State Street Bank & Trust Co.
NOK	4,500,000	USD	594,219	6/8/2015	15,266	State Street Bank & Trust Co.
Total unrealized appreciation					99,293

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	954,815	DKK	6,400,000	6/8/2015	(12,453)	State Street Bank & Trust Co.
USD	1,553,410	GBP	1,000,000	6/8/2015	(25,087)	State Street Bank & Trust Co.
Total unrealized depreciation					(37,540)

Currency Abbreviations

DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
NOK	Norwegian Krone
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$ 55,397,124	$ 43,254,112	$ —	$ 98,651,236
Preferred Stock	—	1,196,396	—	1,196,396
Closed-End Investment Company	—	1,890,176	—	1,890,176
Corporate Bond	—	5,007,550	—	5,007,550
Government & Agency Obligations (f)	—	9,010,832	—	9,010,832
Short-Term U.S. Treasury Obligations	—	32,995,505	—	32,995,505
Short-Term Investments(f)	31,184,231	—	—	31,184,231
Derivatives(g)
Forward Foreign Currency Exchange Contracts	—	99,293	—	99,293
Total	$86,581,355	$93,453,864	$ —	$ 180,035,219

Liabilities
Common Stocks Sold Short, at Value	$ (54,560,407)	$ (42,284,858)	$ —	$(96,845,265)
Rights Sold Short, at Value	—	—	(56,373)	(56,373)
Derivatives(g)
Forward Foreign Currency Exchange Contracts	—	(37,540)	—	(37,540)
Total	$ (54,560,407)	$ (42,322,398)	$ (56,373)	$(96,939,178)
There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$61,753

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Diversified Market Neutral Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015